Share-Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized compensation cost, non-vested options	$ 17,400,000	$ 17,400,000
Additional unrecognized stock compensation expense related to modification of stock options as a result of the Business Combination		$ 1,500,000
Total unrecognized compensation cost non-vested options to be recognized, period		4 years
Warrants issue		650,000
Share based compensation expense		$ 27,405,000	$ 2,977,000	$ 3,404,000
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, vesting period		4 years
Weighted average grant date fair value		$ 3.58
Share-based Payment Arrangement, Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value		$ 3.81	$ 1.92
Total unrecognized compensation cost, non-vested options	$ 8,200,000	$ 8,200,000
Additional stock compensation expense related to modification of stock options as a result of the Business Combination		$ 15,200,000
Total unrecognized compensation cost non-vested options to be recognized, period		3 years 8 months 12 days
Conversion of Vested and Unvested Stock Options, Exchange Ratio	$ 1.134140	$ 1.134140
Number of shares excluded from aggregate intrinsic value of options outstanding		4,459,905	4,459,905
Number of Shares excluded from Options Exercisable Aggregate Intrinsic Value		515,313	515,313
Mr. and Ms. Frank [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense	$ 3,800,000
Up-front payments (Contributions as Founder)					$ 750,000
Separation and Transition Agreements Description		Oren Frank (co-founder and former Chief Executive Officer and Director) and Roni Frank (co-founder and former Head of Clinical Services and Director) resigned from the Company’s Board of Directors and from all other board, officer and fiduciary positions held with the Company, but agreed to continue to serve as strategic advisors to the Board of Directors for a period of up to six months. Per the terms of their respective Separation and Transition Agreements, Mr. Frank and Ms. Frank will each receive the severance benefits provided for under the Company’s Executive Severance Plan (except that, rather than receiving 12 and 6 months of COBRA reimbursement payments, respectively, Mr. and Ms. Frank will each receive 24 months of COBRA reimbursement payments).
Two Thousand And Twenty One Incentive Award Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares reserved for issuance	15,875,574	15,875,574
Number of Shares Available Under Share Based Compensation Plans Not Yet Awarded	8,806,534	8,806,534
Two Thousand And Twenty One Incentive Award Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares to be issued in connection with stock option exercises under plan	100,000,000	100,000,000
Two Thousand And Twenty One Incentive Award Plan | Common Stock | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum increase in annual amount number of common stock shares outstanding percentage		5.00%
Two Thousand And Twenty One Employee Stock Purchase Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum increase in annual amount number of common stock shares outstanding percentage		1.00%
Two Thousand And Twenty One Employee Stock Purchase Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares reserved for issuance	3,045,115	3,045,115
Two Thousand And Twenty One Employee Stock Purchase Plan | Common Stock | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares granted	50,000,000	50,000,000